Credit-related arrangements, repurchase agreements and commitments - Repurchase Agreements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) position	Dec. 31, 2018 USD ($) position
Loss Contingencies [Line Items]
Securities purchased under agreements to resell	$ 142,283	$ 27,341
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Loss Contingencies [Line Items]
Resell agreements, number of open positions | position	13	2
Resell agreements, maturity period (less than)	30 days
Securities purchased under agreements to resell	$ 142,300	$ 27,300